Financial instruments related to commodity contracts	12 Months Ended
Dec. 31, 2020
Financial instruments related to commodity contracts
Financial instruments related to commodity contracts

NOTE 16 Financial instruments related to commodity contracts

16.1 Financial instruments related to commodity contracts

Accounting principles

Financial instruments related to commodity contracts, including crude oil, petroleum products, gas, and power purchase/sales contracts within the trading activities, together with the commodity contract derivative instruments such as energy contracts and forward freight agreements, are used to adjust the Group’s exposure to price fluctuations within global trading limits. According to the industry practice, these instruments are considered as held for trading. Changes in fair value are recorded in the statement of income. The fair value of these instruments is recorded in “Other current assets” or “Other creditors and accrued liabilities” depending on whether they are assets or liabilities.

The valuation methodology is to mark-to-market all open positions for both physical and paper transactions. The valuations are determined on a daily basis using observable market data based on organized and over the counter (OTC) markets. In particular cases when market data is not directly available, the valuations are derived from observable data such as arbitrages, freight or spreads and market corroboration. For valuation of risks which are the result of a calculation, such as options for example, commonly known models are used to compute the fair value.

					Net balance	Net balance
As of December 31, 2020	Gross value	Gross value	Amounts	Amounts	sheet value	sheet value	Other
(M$)	before offsetting	before offsetting	offset -	offset -	presented	presented	amounts not	Net carrying	Fair
Assets / (Liabilities)	- assets	- liabilities	assets(c)	liabilities(c)	- assets	- liabilities	offset	amount	value(b)
Crude oil, petroleum products and freight rates activities
Petroleum products, crude oil and freight rate swaps	302	(443)	(207)	207	95	(236)	–	(141)	(141)
Forwards(a)	158	(297)	(13)	13	145	(284)	–	(139)	(139)
Options	113	(125)	(68)	68	45	(57)	–	(12)	(12)
Futures	–	–	–	–	–	–	–	–	–
Options on futures	117	(135)	(117)	117	–	(18)	–	(18)	(18)
Other / Collateral	–	–	–	–	–	–	43	43	43
Total crude oil, petroleum products and freight rates	690	(1,000)	(405)	405	285	(595)	43	(267)	(267)
Integrated Gas, Renewables & Power activities
Swaps	10	(71)	–	–	10	(71)	–	(61)	(61)
Forwards(a)	1,372	(3,113)	(186)	186	1,186	(2,927)	–	(1,741)	(1,741)
Options	(61)	(75)	(13)	13	(74)	(62)	–	(136)	(136)
Futures	42	(32)	(21)	21	21	(11)	–	10	10
Other / Collateral	–	–	–	–	–	–	22	22	22
Total Integrated Gas, Renewables & Power	1,363	(3,291)	(220)	220	1,143	(3,071)	22	(1,906)	(1,906)
TOTAL	2,053	(4,291)	(625)	625	1,428	(3,666)	65	(2,173)	(2,173)
Total of fair value non recognized in the balance sheet
(a)	Forwards: contracts resulting in physical delivery are accounted for as derivative commodity contracts and included in the amounts shown.
(b)	When the fair value of derivatives listed on an organized exchange market (futures, options on futures and swaps) is offset with the margin call received or paid in the balance sheet, this fair value is set to zero.
(c)	Amounts offset in accordance with IAS 32.

					Net balance	Net balance
As of December 31, 2019	Gross value	Gross value	Amounts	Amounts	sheet value	sheet value	Other
(M$)	before offsetting	before offsetting	offset -	offset -	presented	presented	amounts not	Net carrying	Fair
Assets / (Liabilities)	- assets	- liabilities	assets(c)	liabilities(c)	- assets	- liabilities	offset	amount	value(b)
Crude oil, petroleum products and freight rates activities
Petroleum products, crude oil and freight rate swaps	152	(244)	(73)	73	79	(171)	–	(92)	(92)
Forwards(a)	300	(297)	(3)	3	297	(294)	–	3	3
Options	73	(106)	–	–	73	(106)	–	(33)	(33)
Futures	–	–	–	–	–	–	–	–	–
Options on futures	–	(160)	–	–	–	(160)	–	(160)	(160)
Other / Collateral	–	–	–	–	–	–	147	147	147
Total crude oil, petroleum products and freight rates	525	(807)	(76)	76	449	(731)	147	(135)	(135)
Integrated Gas, Renewables & Power activities
Swaps	469	9	39	(39)	508	(30)	–	478	478
Forwards(a)	4,080	(4,831)	(296)	296	3,784	(4,535)	–	(751)	(751)
Options	76	(37)	(28)	28	48	(9)	–	39	39
Futures	17	(43)	(15)	15	2	(28)	–	(26)	(26)
Other / Collateral	–	–	–	–	–	–	(772)	(772)	(772)
Total Integrated Gas, Renewables & Power	4,642	(4,902)	(300)	300	4,342	(4,602)	(772)	(1,032)	(1,032)
TOTAL	5,167	(5,709)	(376)	376	4,791	(5,333)	(625)	(1,167)	(1,167)
Total of fair value non recognized in the balance sheet

(a)	Forwards: contracts resulting in physical delivery are accounted for as derivative commodity contracts and included in the amounts shown.
(b)	When the fair value of derivatives listed on an organized exchange market (futures, options on futures and swaps) is offset with the margin call received or paid in the balance sheet, this fair value is set to zero.
(c)	Amounts offset in accordance with IAS 32.

					Net balance	Net balance
As of December 31, 2018	Gross value	Gross value	Amounts	Amounts	sheet value	sheet value	Other
(M$)	before offsetting	before offsetting	offset -	offset -	presented	presented	amounts not	Net carrying	Fair
Assets / (Liabilities)	- assets	- liabilities	assets(c)	liabilities(c)	- assets	- liabilities	offset	amount	value(b)
Crude oil, petroleum products and freight rates activities
Petroleum products, crude oil and freight rate swaps	389	(272)	(140)	140	249	(132)	–	117	117
Forwards(a)	243	(373)	(59)	59	184	(314)	–	(130)	(130)
Options	243	(363)	(156)	156	87	(207)	–	(120)	(120)
Futures	10	–	–	–	10	–	–	10	10
Options on futures	529	(689)	(529)	529	–	(160)	–	(160)	(160)
Other / Collateral	–	–	–	–	–	–	(118)	(118)	(118)
Total crude oil, petroleum products and freight rates	1,414	(1,697)	(884)	884	530	(813)	(118)	(401)	(401)
Integrated Gas, Renewables & Power activities
Swaps	18	(624)	(6)	6	12	(618)	–	(606)	(606)
Forwards(a)	2,492	(2,285)	(316)	316	2,176	(1,969)	–	207	207
Options	3	(20)	(18)	18	(15)	(2)	–	(17)	(17)
Futures	126	(125)	(98)	98	28	(27)	–	1	1
Other / Collateral	–	–	–	–	–	–	445	445	445
Total Integrated Gas, Renewables & Power	2,639	(3,054)	(438)	438	2,201	(2,616)	445	30	30
TOTAL	4,053	(4,751)	(1,322)	1,322	2,731	(3,429)	327	(371)	(371)
Total of fair value non recognized in the balance sheet

(a)	Forwards: contracts resulting in physical delivery are accounted for as derivative commodity contracts and included in the amounts shown.
(b)	When the fair value of derivatives listed on an organized exchange market (futures, options on futures and swaps) is offset with the margin call received or paid in the balance sheet, this fair value is set to zero.
(c)	Amounts offset in accordance with IAS 32.

Commitments on crude oil and refined products have, for the most part, a short-term maturity (less than one year).

The changes in fair value of financial instruments related to commodity contracts are detailed as follows:

For the year ended December 31,	Fair value	Impact on	Settled		Fair value as of
(M$)	as of January 1,	income	contracts	Other	December 31,
Crude oil, petroleum products and freight rates activities
2020	(282)	3,813	(3,841)	-	(310)
2019	(283)	4,189	(4,188)	-	(282)
2018	(223)	2,689	(2,749)	-	(283)
Integrated Gas, Renewables & Power activities
2020	(260)	676	(2,348)	4	(1,928)
2019	(415)	1,588	(686)	(747)	(260)
2018	416	1,220	(2,057)	6	(415)

In 2019, the Other column mainly included the acquisition of Toshiba's LNG portfolio, for which financial instruments related to commodity contracts had been recognized for the amount of treasury received.

The fair value hierarchy for financial instruments related to commodity contracts is as follows:

	Quoted prices
	in active markets for	Prices based on	Prices based on
As of December 31, 2020	identical	observable data	non observable
(M$)	assets (level 1)	(level 2)	data (level 3)	Total
Crude oil, petroleum products and freight rates activities	10	(320)	–	(310)
Integrated Gas, Renewables & Power activities	(159)	(361)	(1,408)	(1,928)
TOTAL	(149)	(681)	(1,408)	(2,238)

	Quoted prices
	in active markets for	Prices based on	Prices based on
As of December 31, 2019	identical	observable data	non observable
(M$)	assets (level 1)	(level 2)	data (level 3)	Total
Crude oil, petroleum products and freight rates activities	(182)	(172)	72	(282)
Integrated Gas, Renewables & Power activities	392	2,054	(2,706)	(260)
TOTAL	210	1,882	(2,634)	(542)

	Quoted prices
	in active markets for	Prices based on	Prices based on
As of December 31, 2018	identical	observable data	non observable
(M$)	assets (level 1)	(level 2)	data (level 3)	Total
Crude oil, petroleum products and freight rates activities	(303)	20	–	(283)
Integrated Gas, Renewables & Power activities	424	(638)	(201)	(415)
TOTAL	121	(618)	(201)	(698)

Financial instruments classified as level 3 are mainly composed of long-term liquefied natural gas purchase and sale contracts which relate to the trading activity.

For the purpose of valuation and accounting of LNG contracts, the Group refers to the active management horizon for trading positions which corresponds to 12 months in 2019 and in 2020. The management of positions being carried out on a net value of LNG purchase and sale commitments, the applied valuation method is the contract’s portfolio method based mostly on observable market data such as the prices of energy raw materials forward contracts.

Concerning the period beyond the management horizon, a sensitivity analysis is carried out to verify that no liability should be recognized. The assumptions used are based on internal assumptions such as the oil and gas price trajectories adopted by the Group,  prices renegotiation clauses included in long-term contracts, uncertainties related to contracts execution and flexibilities included in LNG contracts.

This sensitivity analysis highlights that the valuation method of the LNG contracts is sensitive to market risks, and more specifically to price risk resulting from the volatility of oil and natural gas prices on the North American, Asian, and European markets, and to the valuation of flexibilities, and beyond the active management horizon of 12 months, a 10% change of the spread between gas prices in US and Asia would have an estimated annual impact of +/- 0.1 B$ on the contract's portfolio margin for the following year.

The description of each fair value level is presented in Note 15 to the Consolidated Financial Statements.

Cash Flow hedge

The impact on the statement of income and other comprehensive income of the hedging instruments related to commodity contracts and qualified as cash flow hedges is detailed as follows:

As of December 31
(M$)	2020	2019	2018
Profit (Loss) recorded in other comprehensive income of the period	14	(14)	3
Recycled amount from other comprehensive income to the income statement of the period	(1)	—	(3)

These financial instruments are mainly one year term Henry Hub derivatives and European gas, power and CO2 emission rights derivatives.

As of December 31, 2020, the ineffective portion of these financial instruments is nil (in 2019 and in 2018 the ineffective portion of these financial instruments was nil).

16.2 Oil, Gas and Power markets related risks management

Due to the nature of its business, the Group has significant oil and gas trading activities as part of its day-to-day operations in order to optimize revenues from its oil and gas production and to obtain favorable pricing to supply its refineries.

In its international oil trading business, the Group follows a policy of not selling its future production. However, in connection with this trading business, the Group, like most other oil companies, uses energy derivative instruments to adjust its exposure to price fluctuations of crude oil, refined products, natural gas, and power. The Group also uses freight rate derivative contracts in its shipping business to adjust its exposure to freight-rate fluctuations. To hedge against this risk, the Group uses various instruments such as futures, forwards, swaps and options on organized markets or over-the-counter markets. The list of the different derivatives held by the Group in these markets is detailed in Note 16.1 to the Consolidated Financial Statements.

The Trading & Shipping division measures its market risk exposure, i.e. potential loss in fair values, on its crude oil, refined products and freight rates trading activities using a “value-at-risk” technique. This technique is based on an historical model and makes an assessment of the market risk arising from possible future changes in market values over a 24-hour period. The calculation of the range of potential changes in fair values is based on the end-of-day exposures and historical price movements of the last 400 business days for all traded instruments and maturities. Options are systematically re-evaluated using appropriate models.

The “value-at-risk” represents the most unfavorable movement in fair value obtained with a 97.5%confidence level. This means that the Group’s portfolio result is likely to exceed the value-at-risk loss measure once over 40 business days if the portfolio exposures were left unchanged.

Trading & Shipping: "value-at-risk with" a 97.5% probability

As of December 31,
(M$)	High	Low	Average	Year end
2020	30	6	15	19
2019	28	9	17	21
2018	21	5	12	7

As part of its gas and power trading activity, the Group also uses derivative instruments such as futures, forwards, swaps and options in both organized and over-the-counter markets. In general, the transactions are settled at maturity date through physical delivery. The Gas division measures its market risk exposure, i.e. potential loss in fair values, on its trading business using a "value-at-risk" technique. This technique is based on an historical model and makes an assessment of the market risk arising from possible future changes in market values over a one-day period. The calculation of the range of potential changes in fair values takes into account a snapshot of the end-of-day exposures and the set of historical price movements for the past two years for all instruments and maturities in the global trading business.

Integrated Gas, Renewables & Power division trading: "value-at-risk" with a 97.5% probability

As of December 31,
(M$)	High	Low	Average	Year end
2020	51	6	21	27
2019	83	10	20	64
2018	20	3	10	10

The Group has implemented strict policies and procedures to manage and monitor these market risks. These are based on the separation of control and front-office functions and on an integrated information system that enables real-time monitoring of trading activities.

Limits on trading positions are approved by the Group’s Executive Committee and are monitored daily. To increase flexibility and encourage liquidity, hedging operations are performed with numerous independent operators, including other oil companies, major energy producers or consumers and financial institutions. The Group has established counterparty limits and monitors outstanding amounts with each counterparty on an ongoing basis.